Other financial income / expenses (Tables)	12 Months Ended
Dec. 31, 2019
Other financial income / expenses
Schedule of other financial income and expense

	Year ended December 31,
	2019	2018	2017
	(Euro, in thousands)
Other financial income:
Interest on bank deposit	€14,306	€5,219	€3,045
Effect of discounting long term R&D incentives receivables	93	199	—
Currency exchange gain	850	11,027	1,797
Fair value gain on financial assets held at fair value through profit or loss	5,355	1,203	—
Fair value gain on current financial investments	611	—	—
Gain upon sale of financial assets held at fair value through profit or loss	2	668	—
Other finance income	264	19	34
Total other financial income	21,482	18,335	4,877

Other financial expenses:
Interest expenses	(1,302)	(780)	(936)
Effect of discounting long term deferred income	(6,900)	—	—
Currency exchange loss	(47,769)	(1,174)	(29,176)
Fair value loss on current financial investments	(3,700)	—	—
Other finance charges	(400)	(782)	(469)
Total other financial expense	(60,071)	(2,737)	(30,582)

Total net other financial expense (-)/ income	€(38,589)	€15,598	€(25,705)